PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PREPARATION - NEW AND AMENDED STANDARDS AND INTERPRETATIONS ADOPTED BY THE GROUP (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current assets
Financial assets at fair value through other comprehensive income	¥ 1,450	¥ 1,676
Available-for-sale financial assets			¥ 1,676	¥ 11,408
Total non-current assets	1,088,188	1,066,455	1,066,455
Current assets
Total current assets	504,120	529,049	529,049
Current liabilities
Contract liabilities(i)		120,734
Other payables(i)		155,848	276,582
Total current liabilities	565,098	579,446	579,446
Non-current liabilities
Total non-current liabilities	170,675	163,168	163,168
Total equity	856,535	852,890	852,890	831,235	¥ 788,161
Equity
Other reserves		(2,946)	(2,934)
Retained earnings		326,137	326,125
Total equity	¥ 856,535	852,890	¥ 852,890	¥ 831,235	¥ 788,161
Adjustment from Adoption of IFRS 9
Non-current assets
Financial assets at fair value through other comprehensive income		1,676
Available-for-sale financial assets		(1,676)
Equity
Other reserves		(12)
Retained earnings		12
Adjustment from Adoption of IFRS 15
Current liabilities
Contract liabilities(i)		120,734
Other payables(i)		¥ (120,734)